Condensed Financial Information of the Parent Company - Summary of Parent Company Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net cash (used in) generated from operating activities	¥ (708,869)	$ (111,236)	¥ (290,433)	¥ (439,132)
Net cash generated from (used in) investing activities	(421,623)	(66,162)	(4,314,003)	883,247
Net cash generated from (used in) financing activities	2,212,487	347,187	6,124,153	64,507
Effect of exchange rate changes on cash and cash equivalents	(50,048)	(7,854)	(118,306)	7,570
Net increase in cash, cash equivalents, and restricted cash	1,081,995	169,789	1,519,717	508,622
Cash, cash equivalents, and restricted cash at beginning of year	3,424,674
Cash, cash equivalents, and restricted cash at end of year	4,217,528	661,822	3,424,674
Parent Company [Member]
Net cash (used in) generated from operating activities	1,178,019	184,857	(6,203,310)	(2,538,479)
Net cash generated from (used in) investing activities	(1,179,393)	(185,072)	(218,674)	2,166,312
Net cash generated from (used in) financing activities	(815)	(128)	5,945,666	370,294
Effect of exchange rate changes on cash and cash equivalents	3,570	559	3,969	10,921
Net increase in cash, cash equivalents, and restricted cash	1,381	216	(472,349)	9,048
Cash, cash equivalents, and restricted cash at beginning of year	68,012	10,673	540,361	531,313
Cash, cash equivalents, and restricted cash at end of year	¥ 69,393	$ 10,889	¥ 68,012	¥ 540,361